11. Commitments (March 2019 Note) (Details - Lease liabilities)	Mar. 31, 2019 USD ($)
Other Assets [Member]
Right-of-use assets	$ 39,353
Accrued Expenses [Member]
Current lease liabilities	26,234
Other Liabilities [Member]
Non-current lease liabilities	$ 13,119